Share-based compensation - Annual Plan (Details) $ / shares in Units, € in Thousands																12 Months Ended
	May 17, 2024 EUR (€) shares	Dec. 15, 2023 USD ($)	Dec. 15, 2023 USD ($) item	Dec. 15, 2023 USD ($) Options	Dec. 15, 2023 USD ($) EquityInstruments	Dec. 15, 2023 USD ($) $ / shares	Nov. 08, 2023 USD ($) EquityInstruments $ / shares	Jul. 01, 2023	Jul. 01, 2023 item	Jul. 01, 2023 Options	Jul. 01, 2023 EquityInstruments	Jul. 01, 2023 $ / shares	May 29, 2023 EUR (€) shares	Jul. 01, 2022 USD ($) EquityInstruments	Jul. 01, 2021 USD ($) EquityInstruments	Jun. 30, 2024 EUR (€) Options	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2024 $ / shares	May 17, 2024 USD ($)	May 29, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense booked to equity | €																€ 18,508	€ 29,882	€ 52,303
Employee Share Purchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted | shares	13,149												29,641
Discount as a percentage of investment by the participant													25.00%
Percentage of increase in shares issued for implementation of discount													33.33%
Number of ADSs issued for the price of one ADS													1.33
Expense booked to equity | €	€ 18												€ 28
Grant date fair value | $																				$ 6.00	$ 4.00
Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $							$ 3.41							$ 9.68
Number of units granted | EquityInstruments							3,113,125							674,106	171,164
Granted | Options																3,605,301
Exercise prices for share options outstanding | $ / shares																			$ 4.00
Grant date fair value | $		$ 0.65	$ 0.65	$ 0.65	$ 0.65	$ 0.65	$ 0.64
Exercise price, share options granted | $ / shares						$ 4.00	$ 4.00
Long-Term Incentive Plan | Grant date fair value of 30.68 USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $															$ 30.68
Number of units granted | EquityInstruments															170,221
Long-Term Incentive Plan | Grant date fair value of 22.38 USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $															$ 22.38
Number of units granted | EquityInstruments															943
Time-vesting RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted | EquityInstruments							1,696,022							255,754	62,217
Percentage of awards vesting annually							33.33%							33.33%	33.33%
Vesting period								3 years						3 years	3 years
Non-Market Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted | EquityInstruments							1,417,103							418,352	108,947
Vesting period							3 years	3 years						3 years	3 years
Duration of gross profit target							3 years							3 years	3 years
Estimating award level of grant, depending on achievement of gross profit target							26.00%
Stock options under long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards vesting annually		33.33%	33.33%	33.33%	33.33%	33.33%		33.33%	33.33%	33.33%	33.33%	33.33%
Vesting period		3 years						3 years
Number of different tranches | item			3						3
Granted				682,021	682,021					2,923,280	2,923,280
Vested options term		10 years						10 years
Exercise price, share options granted | $ / shares						$ 4.00						$ 4.00
Minimum | Non-Market Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Potential award level of grant, depending on achievement of gross profit target							25.00%							25.00%	25.00%
Maximum | Non-Market Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Potential award level of grant, depending on achievement of gross profit target							200.00%							200.00%	200.00%